Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

May 3, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

The Charles Schwab Family of Funds (“Trust”) (File Nos. 033-31894 and 811-05954)

Schwab Advisor Cash Reserves	Schwab Retirement Government Money Fund
Schwab Cash Reserves	Schwab Variable Share Price Money Fund
Schwab Money Market Fund	Schwab AMT Tax-Free Money Fund
Schwab Government Money Fund	Schwab Municipal Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Value Advantage Money Fund	Schwab Massachusetts Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab New Jersey Municipal Money Fund
Schwab Investor Money Fund	Schwab New York Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab Pennsylvania Municipal Money Fund

Post-Effective Amendment No. 105

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust certifies that:

1.	the prospectuses, dated April 28, 2017, for each of the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust; and

2.	the statements of additional information, dated April 28, 2017, for each the above-named funds, except the Schwab Variable Share Price Money Fund, the Schwab AMT Tax-Free Money Fund, the Schwab Municipal Money Fund, the Schwab California Municipal Money Fund, the Schwab Massachusetts Municipal Money Fund, the Schwab New Jersey Municipal Money Fund, the Schwab New York Municipal Money Fund and the Schwab Pennsylvania Municipal Money Fund, that would have been filed pursuant to Rule 497(c) do not differ from the statements of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Respectfully,

/s/ Alexandra Riedel
Alexandra Riedel
Corporate Counsel
Charles Schwab Investment Management, Inc.